Property, plant and equipment - Disclosure of sensitivity of gas assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
New York
Disclosure of operating segments [line items]
UELs limited to 2050, impact on depreciation expense	£ 208	£ 185
UELs limited to 2060, impact on depreciation expense	100	90
UELs limited to 2070, impact on depreciation expense	46	42
New England
Disclosure of operating segments [line items]
UELs limited to 2050, impact on depreciation expense	66	54
UELs limited to 2060, impact on depreciation expense	26	21
UELs limited to 2070, impact on depreciation expense	£ 6	£ 3